FINANCIAL INSTRUMENTS - Credit risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Maximum credit exposure	Rp 1,500
Maximum share of total receivables held by any client (as a percent)	5.76%	3.53%
Credit risk
FINANCIAL INSTRUMENTS
Maximum credit exposure	Rp 48,184	Rp 41,771
Credit risk | Cash and cash equivalents
FINANCIAL INSTRUMENTS
Maximum credit exposure	33,905	29,007
Credit risk | Other current financial assets
FINANCIAL INSTRUMENTS
Maximum credit exposure	1,285	1,661
Credit risk | Trade and other receivables - net
FINANCIAL INSTRUMENTS
Maximum credit exposure	12,829	10,948
Credit risk | Other non-current assets
FINANCIAL INSTRUMENTS
Maximum credit exposure	Rp 165	Rp 155